NOTE 3 - TRADEMARK AND PATENTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Text Block [Abstract]
Amortization of Intangible Assets	$ 52,442	$ 55,896
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	41,409
Finite-Lived Intangible Assets, Amortization Expense, Year Two	27,745
Finite-Lived Intangible Assets, Amortization Expense, Year Three	20,203
Finite-Lived Intangible Assets, Amortization Expense, Year Four	12,956
Finite-Lived Intangible Assets, Amortization Expense, Year Five	8,412
Finite-Lived Intangible Assets, Amortization Expense, after Year Five	$ 6,891